Equity (Details) - Schedule of Equity - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023
Schedule of Equity [Abstract]
Common stock – par value $0.01, 34,154,062 shares issued and outstanding	$ 375,766	$ 341,541	$ 416,688
Net income available to common shareholders	(4,518,954)	12,148,403
Securities Premium	12,474,944
Translation of foreign subsidiaries, net of tax	(124,992)	(283,078)
Employee benefits reclassification	(714)
Non-controlling interest	2,538,478	1,908
Total	$ 10,368,762	$ 12,208,774